SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value of the overallotment liability determined using the Black Scholes option pricing model based on assumptions

	July 12, 2024	August 2, 2024
Term	3.00	2.94
Stock price	$3.54	$0.78
Exercise price	$13.36	$13.36
Volatility	46.00%	80.00%
Risk-free rate	4.20%	3.71%
Dividends rate	0.00%	0.00%

	August 2, 2024	September 30, 2024
Term	2.94	2.78
Stock price	$0.78	$1.15
Volatility	80.00%	90.00%
Risk-free rate	3.71%	3.60%
Dividends rate	0.00%	0.00%

Monterey Capital Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net income (loss) per share

A reconciliation of net loss per share is as follows for the year ended December 31, 2023:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(11,732,741)	(181,724)	(3,028,738)	(14,943,203)
Net loss to common stock	$(11,732,741)	$(181,724)	$(3,028,738)	$(14,943,203)

Weighted average shares outstanding, basic and diluted	8,909,750	138,000	2,300,000

Basic and diluted net loss per share	$(1.32)	$(1.32)	$(1.32)

A reconciliation of net loss per share is as follows for the year ended December 31, 2022:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(2,711,247)	(40,669)	(1,011,722)	(3,763,638)
Net loss to common stock	$(2,711,247)	$(40,669)	$(1,011,722)	$(3,763,638)

Weighted average shares outstanding, basic and diluted	5,872,877	88,093	2,191,507

Basic and diluted net loss per share	$(0.46)	$(0.46)	$(0.46)

Schedule of reconciliation of Class A common stock subject to possible redemption

The reconciliation of Class A common stock subject to possible redemption as of December 31, 2023 and 2022 is as follows:

Gross proceeds from sale of Public Units	$92,000,000
Less: Proceeds allocated to Public Warrants (Note 3)	(1,613,009)
Less: Proceeds allocated to Rights (Note 3)	(4,301,659)
Less: Proceeds allocated to underwriter’s overallotment option (Note 7)	(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption	(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption	15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	848,637
Class A common stock subject to possible redemption as of December 31, 2022	$93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	2,491,431
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	3,434,458
Less: Redemption of Class A common stock	(20,961,169)
Class A common stock subject to possible redemption as of December 31, 2023	$78,733,357

Schedule of fair value of the overallotment liability determined using the Black Scholes option pricing model based on assumptions

Risk-free interest rate	0.73%
Dividend rate	0.00%
Volatility	5.00%
Expected life (in years)	0.12

Schedule of changes in Level 3 liabilities measured at fair value on a recurring basis

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the year ended December 31, 2023.

Forward
Purchase
Agreement
Liability
Balance at January 1, 2023	$2,770,000
Change in fair value of Forward Purchase Agreement Liability	15,600,000
Balance at December 31, 2023	$18,370,000

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the year ended December 31, 2022

		Forward
		Purchase
	Overallotment	Agreement
	Liability	Liability
Balance at January 1, 2022	$—	$—
Issuance of overallotment option	52,147	—
Exercise of overallotment option	(52,147)	—
Change in fair value of Forward Purchase Agreement Liability	—	2,770,000
Balance at December 31, 2022	$—	$2,770,000